Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Valuation losses on other investments recognized to reflect the decline in fair value	¥ 360	¥ 2,570	¥ 1,758
Investments in non-traded and unaffiliated companies	¥ 8,738	¥ 9,306